Accounts receivable, net (Schedule of Accounts Receivable) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2010 CNY	Mar. 31, 2013 Processing fees [Member] USD ($)	Mar. 31, 2013 Processing fees [Member] CNY	Mar. 31, 2012 Processing fees [Member] CNY	Mar. 31, 2013 Storage fees [Member] USD ($)	Mar. 31, 2013 Storage fees [Member] CNY	Mar. 31, 2012 Storage fees [Member] CNY	Mar. 31, 2013 Others [Member] USD ($)	Mar. 31, 2013 Others [Member] CNY	Mar. 31, 2012 Others [Member] CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, current portion	$ 11,766	73,076		79,012			$ 7,904	49,092	49,371	$ 3,761	23,357	28,404	$ 101	627	877
Accounts receivable, noncurrent portion	40,152	249,370		254,236			40,152	249,370	254,236
Accounts receivable	60,045	372,919		385,792
Less: Allowance for doubtful accounts	(8,127)	(50,473)	(8,461)	(52,544)	(39,956)	(17,197)
Total accounts receivable, net	$ 51,918	322,446		333,248